Dividends (Tables)	12 Months Ended
Sep. 30, 2021
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 60 cents per share (2020: 31 cents, 2019: 80 cents) all fully franked at 30%	2,201	1,120	2,791	2,201	1,120
Total dividends not recognised at year end	2,201	1,120	2,791	2,201	1,120